Schedule of changes in credit losses provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Opening balance	$ 1,596	$ 2,331
Additions	69	209
Write-offs	(40)	(667)
Reversals	(112)	(31)
Transfer of assets held for sale	(8)	(3)
Cumulative translation adjustment	(57)	(243)
Closing balance	1,448	1,596
Current	158	218
Non-current	$ 1,290	$ 1,378